Combined Prospectus	Apr. 13, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	24,691,250
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 32,651,469.26
Form Type	S-4
File Number	333-292719
Initial Effective Date	Feb. 12, 2026
Combined Prospectus Note	Represents up to 24,691,250 shares of Common Stock that were previously registered on the Prior Registration Statement, issuable upon conversion of 10,288,021 shares of Series A Preferred Stock that were previously issued pursuant to the Prior Registration Statement, and assuming, solely for this purpose a conversion price of $5.00.

No registration fee is payable in connection with the securities previously registered on the Prior Registration Statement because such securities are being transferred from the Prior Registration Statement pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” of this Registration Statement on Form S-1.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	24,248,102
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 121,240,848.78
Form Type	S-4
File Number	333-292719
Initial Effective Date	Feb. 12, 2026
Combined Prospectus Note	Represents up to 24,248,102 shares of Common Stock that were previously registered on the Prior Registration Statement, issuable upon exercise of Series A Warrants.

No registration fee is payable in connection with the securities previously registered on the Prior Registration Statement because such securities are being transferred from the Prior Registration Statement pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” of this
Registration Statement on Form S-1.